Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash flows from operating activities
Receipts from customers	$ 1,811	$ 1,981	$ 3,947
Payments to suppliers and employees	(1,433)	(1,613)	(3,015)
Cash generated from operations	378	368	932
Dividends received from joint ventures	33	49	91
Taxation refund	7	0	5
Taxation paid	(75)	(96)	(171)
Net cash inflow (outflow) from operating activities	343	321	857
Cash flows from investing activities
Capital expenditure	(293)	(293)	(652)
Dividends from other investments	0	0	2
Proceeds from disposal of tangible assets	2	310	313
Other investments acquired	(28)	(54)	(81)
Proceeds from disposal of other investments	31	76	98
Investments in associates and joint ventures	(2)	(5)	(8)
Loans advanced to associates and joint ventures	(3)	(3)	(5)
Loans repaid by associates and joint ventures	6	0	22
Cash payment to settle the sale of environmental trust fund	0	(32)	(32)
Decrease (increase) in cash restricted for use	12	9	(4)
Interest received	8	7	12
Net cash inflow (outflow) from investing activities	(267)	15	(335)
Cash flows from financing activities
Proceeds from borrowings	154	283	753
Repayment of borrowings	(82)	(500)	(967)
Repayment of lease liabilities	(20)	0	0
Finance costs paid	(68)	(66)	(130)
Lease finance costs paid	5	0	0
Bond settlement premium, RCF and bond transaction costs	0	0	(10)
Dividends paid	(43)	(39)	(39)
Net cash inflow (outflow) from financing activities	(64)	(322)	(393)
Net increase (decrease) in cash and cash equivalents	12	14	129
Translation	1	(4)	(5)
Cash and cash equivalents at beginning of period	329	205	205
Cash and cash equivalents at end of period	$ 342	$ 215	$ 329